Revenues (Details) - Schedule of Revenues - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenues [Abstract]
Revenues	€ 6,357		€ 42,394
Total	€ 6,357		€ 42,394